Dividends - Additional Information (Details) - Other Reserves - EUR (€) € / shares in Units, € in Thousands	Jun. 01, 2022	Jan. 20, 2021
Dividend [Line Items]
Dividends paid, per share	€ 0.051	€ 630
Dividends paid	€ 13,500	€ 11,200